BASIS OF PREPARATION AND SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended
Jun. 30, 2023
BASIS OF PREPARATION AND SIGNIFICANT ACCOUNTING POLICIES
Schedule of relevant exchange rates

	Average rates		Period-end rates
	Six months ended 30 June 2023	Six months ended 30 June 2022	As at 30 June 2023	As at 31 December 2022
USD/£	1.23	1.30	1.26	1.20
Euro/£	1.14	1.19	1.17	1.13
CNY/£	8.59	8.38	9.19	8.31